Securities - Summary of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Financial assets at fair value through other comprehensive income	$ 103,285	$ 111,104
Securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	100,607	108,862
Gross unrealized gains	714	368
Gross unrealized (losses)	(538)	(250)
Financial assets at fair value through other comprehensive income	100,783	108,980
Securities [member] | Government and government-related securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	77,759	82,997
Gross unrealized gains	583	277
Gross unrealized (losses)	(59)	(103)
Financial assets at fair value through other comprehensive income	78,283	83,171
Securities [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	13,967	9,603
Gross unrealized gains	160	62
Gross unrealized (losses)	(1)	(2)
Financial assets at fair value through other comprehensive income	14,126	9,663
Securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	16,342	12,890
Gross unrealized gains	181	77
Gross unrealized (losses)	(21)	(40)
Financial assets at fair value through other comprehensive income	16,502	12,927
Securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	32,875	40,703
Gross unrealized gains	192	86
Gross unrealized (losses)	(33)	(52)
Financial assets at fair value through other comprehensive income	33,034	40,737
Securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	10,720	14,394
Gross unrealized gains	39	21
Gross unrealized (losses)	(3)	(8)
Financial assets at fair value through other comprehensive income	10,756	14,407
Securities [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	3,855	5,407
Gross unrealized gains	11	31
Gross unrealized (losses)	(1)	(1)
Financial assets at fair value through other comprehensive income	3,865	5,437
Securities [member] | Other debt securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	19,904	23,969
Gross unrealized gains	105	56
Gross unrealized (losses)	(108)	(56)
Financial assets at fair value through other comprehensive income	19,901	23,969
Securities [member] | Other debt securities [member] | Asset-backed financings [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	10,051	15,890
Gross unrealized gains	26	29
Gross unrealized (losses)	(71)	(31)
Financial assets at fair value through other comprehensive income	10,006	15,888
Securities [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost		247
Financial assets at fair value through other comprehensive income		247
Securities [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	9,853	7,832
Gross unrealized gains	79	27
Gross unrealized (losses)	(37)	(25)
Financial assets at fair value through other comprehensive income	9,895	7,834
Securities [member] | Debt securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	97,663	106,966
Gross unrealized gains	688	333
Gross unrealized (losses)	(167)	(159)
Financial assets at fair value through other comprehensive income	98,184	107,140
Securities [member] | Equity securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	2,944	1,896
Gross unrealized gains	26	35
Gross unrealized (losses)	(371)	(91)
Financial assets at fair value through other comprehensive income	2,599	1,840
Securities [member] | Equity securities [member] | Common shares [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	2,641	1,594
Gross unrealized gains	26	31
Gross unrealized (losses)	(280)	(27)
Financial assets at fair value through other comprehensive income	2,387	1,598
Securities [member] | Equity securities [member] | Preferred shares [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	303	302
Gross unrealized gains		4
Gross unrealized (losses)	(91)	(64)
Financial assets at fair value through other comprehensive income	$ 212	$ 242